Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Expenses:
Interest on long-term bank debt	$(8,677)	$(12,392)	$(10,821)
Interest on Series B, C and D Notes, net	(9,537)	(11,683)	(5,758)
Interest on short-term bank credit and loans	(58,253)	(14,857)	(7,683)
Guarantees	(22,339)	(17,356)	(13,908)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	(11,962)	10,542	(10,178)
Other	(33,136)	(8,670)	6,080
	(143,904)	(54,416)	(42,268)
Income:
Interest on cash, cash equivalents and bank deposits	2,359	383	469
Other	3,718	2,669	1,406
	6,077	3,052	1,875
	$(137,827)	$(51,364)	$(40,393)